SEGMENT AND GEOGRAPHICAL INFORMATION (Schedule of Operating Results by Segment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 255,440	$ 233,559
Depreciation and amortization	1,106	1,199
Interest income (expenses)	591	1,096
Corporate income tax benefit (expense)	441	(349)
Net income (loss)	(9,443)	(4,282)
Total assets	188,439	201,474	$ 185,782
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0
Depreciation and amortization	52	10
Interest income (expenses)	303	218
Corporate income tax benefit (expense)	0	0
Net income (loss)	(1,978)	(1,735)
Total assets	11,603	14,899
Airport Security [Member]
Segment Reporting Information [Line Items]
Revenue	200,405	173,131
Depreciation and amortization	386	576
Interest income (expenses)	(550)	(518)
Corporate income tax benefit (expense)	(168)	(41)
Net income (loss)	(3,173)	(2,014)
Total assets	90,161	88,411
Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	39,472	35,678
Depreciation and amortization	175	121
Interest income (expenses)	(16)	(20)
Corporate income tax benefit (expense)	0	0
Net income (loss)	98	(2,005)
Total assets	23,015	19,143
Authentication Technology Member
Segment Reporting Information [Line Items]
Revenue	15,563	24,750
Depreciation and amortization	493	492
Interest income (expenses)	854	1,416
Corporate income tax benefit (expense)	609	(308)
Net income (loss)	(4,390)	1,472
Total assets	$ 63,660	$ 79,021